10. DEFERRED PREMIUM ON FLOW-THROUGH SHARES	12 Months Ended
Dec. 31, 2025
Notes
10. DEFERRED PREMIUM ON FLOW-THROUGH SHARES

10.DEFERRED PREMIUM ON FLOW-THROUGH SHARES

Flow-through units are issued at a premium, which is calculated as the difference between the price of a flow-through unit and the price of a unit at the issuance date. Tax deductions generated by the eligible expenditures are passed through to the shareholders of the flow-through shares once the eligible expenditures are incurred and renounced.

Funds raised through the issuance of flow-through units are required to be expended on qualifying Canadian mineral exploration expenditures, as defined pursuant to Canadian income tax legislation. The flow-through gross proceeds less the qualified expenditures made to date represent the funds received from flow-through share issuances that have not been spent and are held by the Company for such expenditures.

A summary of the Company’s flow-through funding, expenditure requirements and corresponding impact on the flow-through premium liability is as follows:

	Flow-through funding and expenditure requirements	Flow-through premium liability
	$	$
Balance, December 31, 2023	4,424,217	1,279,110
Flow-through expenditures incurred, renounced, and amortization of flow-through premium liability	(4,424,217)	(1,279,110)
Balance, December 31, 2025 and 2024	-	-

During the year ended December 31, 2025, the Company recognized $nil (2024 - $1,279,110) as amortization of flow-through premium liability under other income in profit or loss.